Note 7 - Promissory Notes	12 Months Ended
Mar. 31, 2012
Long-term Debt [Text Block]
7. PROMISSORY NOTES

Promissory Note Issuance Date	Balance March 31, 2010	New Issuances	Value Assigned to Warrants	Exchanged for Series D Preferred Stock	Accretion of Non-Cash Interest	Balance March 31, 2011
September 5, 2008	$825	$—	$—	$(1,000)	$175	$—
October 21, 2008	1,624	—	—	(2,000)	376	—
February 27, 2009	410	—	—	(555)	145	—
March 5, 2009	74	—	—	(100)	26	—
March 11, 2009	221	—	—	(300)	79	—
May 26, 2009	69	—	—	(100)	31	—
June 15, 2009	13	—	—	(20)	7	—
July 1, 2009	10	—	—	(15)	5	—
November 5, 2009	2,110	—	—	(3,210)	1,100	—
August 18, 2010	—	250	(151)	(250)	151	—
September 2, 2010	—	600	(363)	(600)	363	—
December 16, 2010	—	1,178	—	(1,178)	—	—
	$5,356	$2,028	$(514)	$(9,328)	$2,458	$—

On December 16, 2010, all of the Company’s senior secured subordinated promissory notes and secured subordinated promissory notes and related accrued interest were exchanged for shares of the Company’s Series D Preferred Stock, at an exchange rate of one share for each $1.00 of such indebtedness. The exchange resulted in the issuance of 9,498,366 shares of the Company’s Series D Preferred Stock. Prior to their exchange, the Company’s senior secured subordinated promissory notes and secured subordinated promissory notes bore interest at the rate of 10% per annum. Interest was payable quarterly and could be paid in cash or, at the option of the Company, in shares of the Company’s common stock. The Company elected to pay the interest on the promissory notes with shares of common stock, and therefore, the effective interest rate under the notes was increased by approximately 2.5%. Interest expense for the year ended March 31, 2011 was $677. Payment for the year ended March 31, 2011 was rendered with the issuance of 9,133 and 7,924 shares of common stock in October 2010 and July 2010, respectively, and with the issuance of 170,866 shares of the Company’s Series D Preferred stock upon the exchange of the notes in December 2010.

Warrants issued by the Company prior to fiscal year 2011 in connection with the issuance of the Company’s senior secured subordinated promissory notes and secured subordinated promissory notes have been valued separately using the Black Scholes methodology. The fair value calculations assumed a discount rate of approximately 1.40%, volatility of approximately 125%, no dividends and that all of the shares will vest. The relative fair value of the warrants, as compared to the notes, resulted in a value of $3,333 assigned to the warrants issued to the promissory note holders, which was recorded as additional paid-in capital and a discount to the promissory notes. The modifications of the expiration dates of the warrants resulted in recalculations of fair value, which are reflected in the value of $3,333. The discounts were amortized over the terms of the senior secured subordinated promissory notes and secured subordinated promissory notes. Interest expense for the year ended March 31, 2011 attributable to the warrants was $1,944. In connection with the Company’s recapitalization, the Company’s senior secured subordinated promissory notes and secured subordinated promissory notes were exchanged for equity in December 2010 and the amortization period of the discounts accordingly reduced, resulting in an additional $1,458 of interest expense for the year ended March 31, 2011.

On August 18, 2010, the Borrowers entered into Amendment No. 1 to the Note Purchase Agreement dated as of November 5, 2009, pursuant to which Phoenix and other purchasers, in the sole discretion of Phoenix, could purchase up to $2,000 of principal amount of additional Senior Notes, and warrants to purchase up to 71,429 shares of the Company’s common stock at an exercise price of $28.00 per share (the ‘‘Bridge Financing’’). On August 18, 2010, pursuant to the amendment, the Borrowers raised $250 in a private placement with Phoenix through the issuance of a Senior Note in the principal amount of $250 and warrants to purchase 8,929 shares of the Company’s common stock. On September 2, 2010, the Borrowers raised $600 in a second private placement with Phoenix through the issuance of another Senior Note in the principal amount of $600 and warrants to purchase 21,429 shares of the Company’s common stock.

On November 3, 2010, the Borrowers entered into Amendment No. 2 to the Note Purchase Agreement dated as of November 5, 2009 which provided that, upon Phoenix’s approval, the Borrowers would issue up to an aggregate principal amount of $3,000 in additional Senior Notes in the Bridge Financing and that the exercise price of the warrants issued in connection with the Bridge Financing would be $16.00 per share. In addition, under the amendment the warrants to purchase 30,357 shares of the Company’s common stock at $28.00 per share previously issued in the Bridge Financing were replaced with warrants to purchase 53,125 shares of the Company’s at $16.00 per share. On December 16, 2010, the Borrowers raised $1,178 in a third private placement with Phoenix through the issuance of another Senior Note in the principal amount of $1,178 and warrants to purchase 73,594 shares of the Company’s common stock. In connection with the Bridge Financing, Phoenix issued participation interests in one or more of the Senior Notes in the aggregate principal amount of $1,028 and warrants to purchase an aggregate number of 64,219 shares of the Company’s common stock.

The warrants issued in connection with the Bridge Financing have been valued separately using the Black-Scholes methodology. The fair value calculations assumed a discount rate of approximately 0.77%, volatility of approximately 158%, no dividends and that all of the shares will vest. The relative fair value of the warrants as compared to the notes resulted in a value of $514 assigned to the warrants issued to the note holders that was recorded as additional paid in capital and a discount of the promissory notes. The discounts were amortized over four months. The entire fair value of the warrants issued in the Bridge Financing of $514 was recognized as interest expense during the year ended March 31, 2011.